Capital stock (Details 1) - Number of Common Shares	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Statement [Line Items]
Balance, beginning of year	1,477,700	638,400	807,150
Granted	0	1,205,000	20,000
Exercised		(185,000)
Forfeited, cancelled or expired	(240,000)	(180,700)	(188,750)
Balance, end of year	1,237,700	1,477,700	638,400
Options exercisable, end of period	385,700	332,700	602,400
Weighted average exercise price, beginning of year	$ 1.72	$ 3.05	$ 3.73
Weighted average exercise price, Granted		1.25	1.20
Weighted average exercise price, Exercised		0.30
Weighted average exercise price, Forfeited, cancelled or expired	(4.02)	(4.76)	(5.77)
Weighted average exercise price, end of period	1.27	1.72	3.05
Weighted average exercise price, exercisable	$ 1.31	$ 3.32	$ 2.93